Financial Instruments, Fair Values and Risk Management (Details) - Schedule of Fair Values of Financial Instruments - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair value [Member]
Financial assets at amortized cost:
Cash	$ 109,475	$ 35,363
Restricted cash	50	35,313
Accounts receivable	34,680	34,308
Financial liabilities at amortized cost:
Accounts payable and accrued liabilities	59,850	46,569
Long-term debt (Note 15)	394,082	315,718
Financial liabilities at fair value through profit or loss
Risk management contracts	417	27,004
Warrant liability	18,630
Carrying Value [Member]
Financial assets at amortized cost:
Cash	109,475	35,363
Restricted cash	50	35,313
Accounts receivable	34,680	34,308
Financial liabilities at amortized cost:
Accounts payable and accrued liabilities	59,850	46,569
Long-term debt (Note 15)	396,780	295,173
Financial liabilities at fair value through profit or loss
Risk management contracts	417	27,004
Warrant liability	$ 18,630